SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accretion of redeemable common stock increase						$ 4,008,446
Dissolution expense						$ 100,000
Effective tax rate				0.47%		47.71%	4.64%
Statutory tax rate				21.00%		21.00%	21.00%
Fair value of goodwill	$ 6,142,525		$ 6,142,525	$ 7,706,725
Impairment charges	$ 0	$ 0	$ 0	$ 17,845,813	$ 0	$ 17,845,813	$ 17,845,813
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives				7 years
Developed technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	10 years		10 years	10 years
Intangible assets fair value	$ 1,880,725		$ 1,880,725	$ 1,726,500
Customer Lists
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives	12 years		12 years	12 years
Intangible assets fair value	$ 13,536,472		$ 13,536,472	$ 14,625,000